Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

May 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Penn Mutual Variable Annuity Account III: (File Nos. 333-39804 and 811-03457)

Ladies and Gentlemen:

On behalf of our client, Penn Mutual Variable Annuity Account III and The Penn Mutual Life Insurance Company, we hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 23 to the Registration Statement for Penn Mutual Variable Annuity Account III (File Nos. 333-39804 and 811-03457), which was electronically filed with the U.S. Securities and Exchange Commission via EDGAR Accession Number 0001193125-21-121205 on April 19, 2021.

Please do not hesitate to contact me at 212.309.6353 should you have any questions.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: John Heiple

Christopher D. Menconi